Equity (Details) - Ordinary Shares [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Feb. 23, 2024	Dec. 31, 2023
Equity [Line Items]
Authorized share capital	500,000,000
Ordinary shares of par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares issued	41,000,000		41,000,000
Issuance of ordinary shares			41,000,000
Ordinary shares outstanding			41,000,000	41,000,000
Capital injection from shareholders (in Dollars)	$ 10,000	$ 42,360,581
TOYO [Member]
Equity [Line Items]
Ordinary shares issued			41,000,000